Warrants (Details Narrative)	3 Months Ended			12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Mar. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	2 years 1 month 13 days	2 years 1 month 13 days
Issuance of private placement shares | shares				3,776,249	3,776,249
Number of stock issued for exercise of warrants | shares				4,068,080	4,068,080
Warrants carrying value | $				$ 163,162
Expected dividend yield			0.00%
Issuance of warrants | shares	146,250	146,250
Excercise price | (per share)	$ 0.08					$ 0.10
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	1 year 10 months 28 days	1 year 10 months 28 days
Loss in fair value change on derivative liabilities | $					$ 472,899
Expected dividend yield	0.00%	0.00%
Expected share price volatility	154.00%	154.00%
Total gross proceeds	$ 11,664	$ 14,625
Warrants [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Loss in fair value change on derivative liabilities | $	$ 280,155			$ 288,618
Expected dividend yield	0.00%	0.00%		0.00%	0.00%
Expected share price volatility	146.00%	146.00%		159.00%	159.00%
Risk free interest rate	2.06%	2.06%		0.89%	0.89%
Expected life	1 year 3 months 25 days	1 year 3 months 25 days		1 year 6 months 21 days	1 year 6 months 21 days
Fair value of warrants | $	$ 741,739
Warrants and finders warrants [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Issuance of common shares | shares	62,790,299	62,790,299